POSTRETIREMENT BENEFITS (Details 1) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 2,685.9	$ 2,182.8	$ 2,182.8	$ 1,978.7
Service cost			4.3	2.8
Interest cost			83.3	86.5	$ 81.1
Actuarial (gain) loss			(44.0)	255.6
Benefits paid			(208.4)	(135.5)
Currency translation adjustments			(14.7)	(5.5)
Defined Benefit Plan, Curtailments			(12.7)	(0.2)
Benefit obligation at end of year			2,685.9	2,182.8	1,978.7
Funded status			(649.4)	(204.1)
US Postretirement Plans
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	53.9	58.5	58.5	59.0
Service cost			1.1	1.0
Interest cost	0.5	0.6	2.0	2.3
Actuarial (gain) loss			(0.7)	2.4
Benefits paid			(7.0)	(6.2)
Currency translation adjustments			0.0	0.0
Defined Benefit Plan, Curtailments			0.0	0.0
Benefit obligation at end of year			53.9	58.5	59.0
Funded status			(53.9)	(58.5)
Foreign Plans
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	8.1	8.7	8.7	8.6
Service cost			0.1	0.1
Interest cost			0.3	0.4
Actuarial (gain) loss			0.7	0.7
Benefits paid			(0.3)	(0.4)
Currency translation adjustments			(1.5)	(0.7)
Defined Benefit Plan, Curtailments			0.1	0.0
Benefit obligation at end of year			8.1	8.7	8.6
Funded status			(8.1)	(8.7)
Other Postretirement Benefit Plans, Defined Benefit
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 62.0	$ 67.2	67.2	67.6
Service cost			1.2	1.1	1.3
Interest cost			2.3	2.7	2.6
Actuarial (gain) loss			0.0	3.1
Benefits paid			(7.3)	(6.6)
Currency translation adjustments			(1.5)	(0.7)
Defined Benefit Plan, Curtailments			0.1	0.0
Benefit obligation at end of year			62.0	67.2	$ 67.6
Funded status			$ (62.0)	$ (67.2)